Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Parenthetical) (Details) € in Millions, ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Investment Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	€ 161	¥ 1,270
Impairment loss			¥ 0
Consortium concerto
Investment Accounted For Using Equity Method [Line Items]
Investment On Equity Interest	10.00%	10.00%